Investments In and Advances To Affiliates	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AND ADVANCES TO AFFILIATES	INVESTMENTS IN AND ADVANCES TO AFFILIATES
The following table summarizes the relevant effective equity ownership interest and carrying values for the Company's investments accounted for under the equity method as of the periods indicated:

December 31,		2022	2021	2022	2021
Affiliate	Country	Carrying Value (in millions)		Ownership Interest %
sPower (1)	United States	$432	$492	50%	50%
Fluence	United States	205	304	34%	34%
Grupo Energía Gas Panamá	Panama	82	41	49%	49%
Uplight	United States	81	103	29%	29%
Energía Natural Dominicana Enadom (2)	Dominican Republic	64	53	43%	43%
Mesa La Paz	Mexico	32	48	50%	50%
Barry (3)	United Kingdom	—	—	100%	100%
Other affiliates (4)	Various	56	39
Total		$952	$1,080
_____________________________
(1)In February 2021, the sPower and AES Renewable Holdings development platforms were merged to form AES Clean Energy Development. See Note 25—Acquisitions for further information.
(2)The Company's ownership in Energía Natural Dominicana Enadom is held through Andres, an 85%-owned consolidated subsidiary. Andres owns 50% of Energía Natural Dominicana Enadom, resulting in an AES effective ownership of 43%.
(3)Represents a VIE in which the Company holds a variable interest, but is not the primary beneficiary.
(4)Includes Bosforo, Tucano and various other equity method investments.
sPower — In February 2021, the Company substantially completed the merger of the sPower and AES Renewable Holdings development platforms to form AES Clean Energy Development, a consolidated entity, which will serve as the development vehicle for all future renewable projects in the U.S. Since the sPower development platform was carved-out of AES’ existing equity method investment, this transaction resulted in a $102 million decrease in the carrying value of the sPower investment and the Company recognized a gain of $214 million in Other income.
In December 2021, AES acquired an additional 25% ownership in specifically identified projects of the sPower development platform. As a result, the Company recognized a gain of $35 million in Other income. Subsequent to the transaction, AES has a 75% ownership interest in specifically identified projects of sPower through its ownership of AES Clean Energy Development, and 50% ownership interest in the sPower equity method investment. See Note
25—Acquisitions for further information. As the Company still does not control sPower after these transactions, it continues to be accounted for as an equity method investment.
In December 2022, the Company agreed to sell 49% of its indirect interest in a portfolio of sPower's operating assets ("OpCo B"). At the time the purchase and sale agreement was signed, a loss was expected upon closing the transaction, which occurred on February 28, 2023. The expected loss on sale was identified as a triggering event and the Company evaluated whether its investment in sPower was other-than-temporarily impaired. Based on management’s estimate of fair value of $432 million, the Company recognized an other-than-temporary impairment of $175 million in Other non-operating expense in December 2022.
sPower primarily holds operating assets where the tax credits associated with underlying projects have already been allocated to tax equity partners. The application of HLBV accounting increases the carrying value of these investments, as earnings are initially disproportionately allocated to the sponsor entity. Since sPower does not have any ongoing development or other value creation activities following the transfer of these activities to AES Clean Energy Development, the impairment adjusts the carrying value to the fair market value of the operating assets. sPower is reported in the Renewables SBU reportable segment.
Alto Maipo — In May 2022, Alto Maipo emerged from bankruptcy in accordance with Chapter 11 of the U.S. Bankruptcy Code. Alto Maipo, as restructured, is considered a VIE. As the Company lacks the power to make significant decisions, it does not meet the criteria to be considered the primary beneficiary of Alto Maipo and therefore will not consolidate the entity. The Company has elected the fair value option to account for its investment in Alto Maipo as management believes this approach will better reflect the economics of its equity interest. As of December 31, 2022, the fair value is insignificant. Alto Maipo is reported in the Energy Infrastructure SBU reportable segment.
Fluence — In June 2021, Fluence issued new shares to the Qatar Investment Authority (“QIA”) for $125 million, which following the completion of the transaction, represented a 13.6% ownership interest in Fluence. As a result of the transaction, which AES has accounted for as a partial disposition, AES’ ownership interest in Fluence decreased from 50% to 43.2%, and the Company recognized a gain of $60 million in Loss on disposal and sale of business interests.
On November 1, 2021, Fluence completed its IPO of 35,650,000 of its Class A common stock at a price of $28 per share, including the exercise of the underwriters’ option. Fluence received approximately $936 million in proceeds, after expenses, as a result of the transaction. AES’ ownership interest in Fluence decreased to 34.2%. The Company recognized a gain of $325 million in Loss on disposal and sale of business interests. AES' ownership interest further decreased to 33.5% as of December 31, 2022 as a result of the settlement of share based awards at Fluence. As the Company still does not control Fluence after these transactions, it continues to be accounted for as an equity method investment and is reported in the New Energy Technologies SBU reportable segment.
Uplight — In July 2021, the Company closed on a transaction involving existing and new shareholders of Uplight. As part of the transaction, the Company contributed $37 million to Uplight; however, AES’s ownership interest in Uplight decreased from 32.3% to 29.6% primarily due to larger contributions from other investors. The transaction was accounted for as a partial disposition in which AES recognized a loss of $25 million in Loss on disposal and sale of business interests, mainly as a result of the settlement of share based awards at Uplight as well as the expenses associated with the transaction.
In October 2021, the Company contributed an additional $23 million to Uplight. AES' ownership interest decreased to 29.4% as a result of equity granted to retained executives at a company acquired by Uplight. As the Company still does not control Uplight after the transaction, it continues to be accounted for as an equity method investment and is reported in the New Energy Technologies SBU reportable segment.
Gas Natural Atlántico II — In September 2021, the Company acquired the remaining equity interest in Gas Natural Atlántico II, S. de. R.L., a partnership whose purpose is to construct transmission lines for Colon. After additional assets were acquired, the Company remeasured the investment at the acquisition-date fair value, resulting in the recognition of a $6 million gain, recorded in Other income. The partnership, previously recorded as an equity method investment, is now consolidated by AES and is reported in the Energy Infrastructure SBU reportable segment.
Grupo Energía Gas Panamá — In April 2021, Grupo Energía Gas Panamá, a joint venture between AES and InterEnergy Power & Gas Limited, completed the acquisition of the Gatun combined cycle natural gas development project. AES holds a 49% ownership interest in the affiliate. The Company contributed $44 million to the joint venture as of December 31, 2021 and has contributed a total of $45 million as of December 31, 2022. As the
Company does not control the joint venture, it is accounted for as an equity method investment and is reported in the Energy Infrastructure SBU reportable segment.
Guacolda — In September 2020, Guacolda management reviewed the recoverability of the Guacolda asset group and determined the undiscounted cash flows did not exceed the carrying amount. Impairment indicators were identified primarily as a result of inability to re-contract Guacolda’s generation after expiration of its existing PPAs driven by lower energy prices in Chile and reduced forecasted cash flows resulting from decarbonization initiatives of the Chilean Government. Guacolda recognized a long-lived asset impairment at the investee level, which negatively impacted the Company's Net equity in losses of affiliates by $127 million. As a result, the Company’s basis in its investment in Guacolda was reduced to zero and the equity method of accounting was suspended.
In February 2021, AES Andes entered into an agreement to sell its 50% ownership interest in Guacolda for $34 million. On July 20, 2021, the Company completed the sale, resulting in a pre-tax gain on sale of $34 million, recorded in Loss on disposal and sale of business interests. Prior to its sale, the Guacolda equity method investment was reported in the Energy Infrastructure SBU reportable segment.
Barry — The Company holds a 100% ownership interest in AES Barry Ltd. ("Barry"), a dormant entity in the U.K. that disposed of its generation and other operating assets. Due to a debt agreement, no material financial or operating decisions can be made without the banks' consent, and the Company does not control Barry. As of December 31, 2022 and 2021, other long-term liabilities included $39 million and $44 million, respectively, related to this debt agreement.
Summarized Financial Information — The following tables summarize financial information of the Company's 50%-or-less-owned affiliates and majority-owned unconsolidated subsidiaries that are accounted for using the equity method (in millions):

	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries
Years ended December 31,	2022	2021	2020	2022	2021	2020
Revenue	$1,780	$1,316	$1,880	$1	$1	$1
Operating margin (loss)	(361)	(53)	213	(1)	(1)	(3)
Net income (loss)	(527)	(242)	(538)	—	(3)	(4)
Net income (loss) attributable to affiliates	(405)	(40)	(411)	—	(3)	(4)

December 31,	2022	2021		2022	2021
Current assets	$2,223	$1,180		$125	$122
Noncurrent assets	7,522	6,497		643	771
Current liabilities	1,931	1,414		118	126
Noncurrent liabilities	4,040	3,602		677	793
Stockholders' equity	2,978	1,792		(26)	(26)
Noncontrolling interests	796	869		(1)	—
At December 31, 2022, retained earnings included $288 million related to the undistributed losses of the Company's 50%-or-less owned affiliates. Distributions received from these affiliates were $47 million, $25 million, and $14 million for the years ended December 31, 2022, 2021, and 2020, respectively. As of December 31, 2022, the underlying equity in the net assets of our equity affiliates exceeded the aggregate carrying amount of our investments in equity affiliates by $202 million.